UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04797

                   OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: OCTOBER

                    Date of reporting period: APRIL 30, 2006



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Diversified Financial Services                                             13.2%
--------------------------------------------------------------------------------
Insurance                                                                   9.0
--------------------------------------------------------------------------------
Commercial Banks                                                            8.9
--------------------------------------------------------------------------------
Media                                                                       5.6
--------------------------------------------------------------------------------
Specialty Retail                                                            4.8
--------------------------------------------------------------------------------
Machinery                                                                   4.7
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                          4.4
--------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power                                         4.3
--------------------------------------------------------------------------------
Oil & Gas                                                                   4.2
--------------------------------------------------------------------------------
Health Care Providers & Services                                            3.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        3.9%
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             3.7
--------------------------------------------------------------------------------
Duke Energy Corp.                                                           3.5
--------------------------------------------------------------------------------
Zions Bancorp                                                               2.8
--------------------------------------------------------------------------------
Wachovia Corp.                                                              2.7
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                                         2.7
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings                                        2.5
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                        2.5
--------------------------------------------------------------------------------
Eaton Corp.                                                                 2.3
--------------------------------------------------------------------------------
CIT Group, Inc.                                                             2.3

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                 8 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                        36.5%

  Diversified Financial Services                  14.1

  Insurance                                        9.6

  Commercial Banks                                 9.5

  Thrifts & Mortgage Finance                       3.3

Consumer Discretionary                            15.9

Health Care                                       12.2

Industrials                                       12.2

Information Technology                            10.6

Energy                                             5.4

Utilities                                          4.6

Materials                                          1.7

Telecommunication Services                         0.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                 9 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A (formerly Capital) shares of the Fund were first publicly offered on 2/13/87. Unless otherwise noted, Class A shares total returns reflect the historical performance of the Class A shares of the Fund (formerly Capital shares) as adjusted for the fees and expenses of Class A shares in effect as of 3/3/97 (without giving effect to any fee waivers). Unless otherwise noted, average annual total returns for Class A shares includes the current 5.75% maximum initial sales charge. Class A shares are subject to a maximum annual 0.25% asset-based sales charge currently. The asset-based sales charge is subject to a voluntary waiver of a portion or all of the charge as described in the Prospectus, and the Board of Trustees has set the rate at zero.

CLASS B shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" returns for Class B uses Class A performance for the period after conversion. Class B shares are subject to a maximum annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                 10 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 11 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information).


                 12 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING            EXPENSES
                            ACCOUNT           ACCOUNT           PAID DURING
                            VALUE             VALUE             6 MONTHS ENDED
                            (11/1/05)         (4/30/06)         APRIL 30, 2006
--------------------------------------------------------------------------------
Class A Actual              $1,000.00         $ 1,162.30        $ 6.94
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00           1,018.40          6.48
--------------------------------------------------------------------------------
Class B Actual               1,000.00           1,157.20         11.88
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00           1,013.84         11.10
--------------------------------------------------------------------------------
Class C Actual               1,000.00           1,157.40         11.77
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00           1,013.93         10.99
--------------------------------------------------------------------------------
Class N Actual               1,000.00           1,160.30          9.30
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00           1,016.22          8.69

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2006 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A           1.29%
----------------------------
Class B           2.21
----------------------------
Class C           2.19
----------------------------
Class N           1.73

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                 13 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--94.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Gentex Corp.                                             291,521   $  4,273,698
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Applebee's International, Inc.                           207,900      4,825,359
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                  147,800      6,178,040
                                                                   -------------
                                                                     11,003,399

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.3%
Centex Corp.                                             136,200      7,572,720
--------------------------------------------------------------------------------
MEDIA--5.6%
Lamar Advertising Co., Cl. A 1                           126,800      6,972,732
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                      164,121     14,772,531
--------------------------------------------------------------------------------
WPP Group plc, Sponsored ADR                             154,600      9,537,274
                                                                   -------------
                                                                     31,282,537

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Federated Department Stores, Inc.                         36,200      2,818,170
--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.8%
Claire's Stores, Inc.                                    361,000     12,714,420
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                     573,500     13,838,555
                                                                   -------------
                                                                     26,552,975

--------------------------------------------------------------------------------
ENERGY--5.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
National Oilwell Varco, Inc. 1                            74,000      5,103,780
--------------------------------------------------------------------------------
OIL & GAS--4.2%
BP plc, ADR                                               40,000      2,948,800
--------------------------------------------------------------------------------
ConocoPhillips                                            86,200      5,766,780
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                         85,000      5,361,800
--------------------------------------------------------------------------------
Range Resources Corp.                                    158,400      4,202,352
--------------------------------------------------------------------------------
XTO Energy, Inc.                                         120,500      5,103,175
                                                                   -------------
                                                                     23,382,907

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--34.2%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.9%
M&T Bank Corp.                                            45,300   $  5,408,820
--------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                               81,700      2,663,420
--------------------------------------------------------------------------------
TCF Financial Corp.                                      305,800      8,213,788
--------------------------------------------------------------------------------
Texas Regional Bancshares, Inc., Cl. A                   105,160      3,014,937
--------------------------------------------------------------------------------
Wachovia Corp.                                           247,800     14,830,830
--------------------------------------------------------------------------------
Zions Bancorp                                            188,000     15,609,640
                                                                   -------------
                                                                     49,741,435

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--13.2%
Capital One Financial Corp.                               62,600      5,423,664
--------------------------------------------------------------------------------
CIT Group, Inc.                                          238,300     12,870,583
--------------------------------------------------------------------------------
Citigroup, Inc.                                          417,700     20,864,115
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     477,700     21,678,026
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                165,600     12,628,656
                                                                   -------------
                                                                     73,465,044

--------------------------------------------------------------------------------
INSURANCE--9.0%
Conseco, Inc. 1                                          300,300      7,582,575
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                    127,600     11,611,600
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)             93,300      8,577,069
--------------------------------------------------------------------------------
MBIA, Inc.                                                82,900      4,943,327
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                  110,200      6,893,010
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                       221,700     10,663,770
                                                                   -------------
                                                                     50,271,351

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.1%
Countrywide Financial Corp.                              145,900      5,932,294
--------------------------------------------------------------------------------
MGIC Investment Corp.                                    158,100     11,177,670
                                                                   -------------
                                                                     17,109,964


                 14 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--11.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.1%
Invitrogen Corp. 1                                       174,300   $ 11,505,543
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
Beckman Coulter, Inc.                                    154,700      7,945,392
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                                  330,200     12,725,908
                                                                   -------------
                                                                     20,671,300

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Laboratory Corp. of America Holdings 1                   243,100     13,881,010
--------------------------------------------------------------------------------
Omnicare, Inc.                                           138,600      7,860,006
                                                                   -------------
                                                                     21,741,016

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.8%
Roche Holdings AG                                         66,000     10,148,524
--------------------------------------------------------------------------------
INDUSTRIALS--11.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.9%
DRS Technologies, Inc.                                    50,600      2,809,818
--------------------------------------------------------------------------------
Goodrich Corp.                                           130,100      5,789,450
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                         93,000      7,598,100
                                                                   -------------
                                                                     16,197,368

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
ChoicePoint, Inc. 1                                      154,800      6,815,844
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
General Electric Co.                                     207,400      7,173,966
--------------------------------------------------------------------------------
MACHINERY--4.7%
Actuant Corp., Cl. A                                     108,000      6,906,600
--------------------------------------------------------------------------------
Eaton Corp.                                              168,900     12,946,185
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                      103,700      6,346,440
                                                                   -------------
                                                                     26,199,225

--------------------------------------------------------------------------------
ROAD & RAIL--1.4%
Pacer International, Inc.                                218,705      7,499,394

                                                                          VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.9%
Cisco Systems, Inc. 1                                    244,900   $  5,130,655
--------------------------------------------------------------------------------
Motorola, Inc.                                           502,700     10,732,645
                                                                   -------------
                                                                     15,863,300

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.4%
Amphenol Corp., Cl. A                                    136,000      7,860,800
--------------------------------------------------------------------------------
Anixter International, Inc.                              122,000      6,202,480
--------------------------------------------------------------------------------
CDW Corp.                                                135,400      8,059,008
--------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                     60,200      2,347,198
                                                                   -------------
                                                                     24,469,486

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.1%
Zebra Technologies Corp., Cl. A 1                        161,000      6,390,090
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR         855,100      8,961,448
--------------------------------------------------------------------------------
MATERIALS--1.6%
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.6%
Smurfit-Stone Container Corp. 1                          683,200      8,847,440
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
Alltel Corp.                                              76,700      4,937,179
--------------------------------------------------------------------------------
UTILITIES--4.3%
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--4.3%
Duke Energy Corp.                                        663,300     19,315,296
--------------------------------------------------------------------------------
SCANA Corp.                                              117,000      4,579,381
                                                                   -------------
                                                                     23,894,677
                                                                   -------------
Total Common Stocks
(Cost $450,082,147)                                                 523,893,780


                 15 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
SHORT-TERM NOTES--2.0%
--------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce,
4.85%, 5/24/06                                      $  8,000,000   $  7,975,211
--------------------------------------------------------------------------------
Federal Home Loan Bank,
4.62%, 5/1/06                                          3,402,000      3,402,000
                                                                   -------------
Total Short-Term Notes
(Cost $11,377,211)                                                   11,377,211

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $461,459,358)                                         96.1%   535,270,991
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                              3.9     21,541,866
                                                    ----------------------------
NET ASSETS                                                 100.0%  $556,812,857
                                                    ============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 16 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $461,459,358)--see
accompanying statement of investments                          $    535,270,991
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     61,321,251
Shares of capital stock sold                                            981,390
Interest and dividends                                                  683,078
Other                                                                    59,246
                                                               -----------------
Total assets                                                        598,315,956

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Bank overdraft                                                        1,734,381
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                38,339,077
Shares of capital stock redeemed                                      1,073,000
Distribution and service plan fees                                      105,357
Transfer and shareholder servicing agent fees                            91,780
Shareholder communications                                               89,824
Directors' compensation                                                  49,187
Other                                                                    20,493
                                                               -----------------
Total liabilities                                                    41,503,099

--------------------------------------------------------------------------------
NET ASSETS                                                     $    556,812,857
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of capital stock                           $          1,997
--------------------------------------------------------------------------------
Additional paid-in capital                                          450,575,672
--------------------------------------------------------------------------------
Accumulated net investment income                                        80,682
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                32,341,699
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies          73,812,807
                                                               -----------------
NET ASSETS                                                     $    556,812,857
                                                               =================


                 17 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $403,030,719 and 14,086,479 shares of
capital stock outstanding)                                              $ 28.61
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                                $ 30.36
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $80,880,459 and 3,122,821
shares of capital stock outstanding)                                    $ 25.90
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $54,219,192 and 2,090,346
shares of capital stock outstanding)                                    $ 25.94
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $18,682,487 and 665,911
shares of capital stock outstanding)                                    $ 28.06

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 18 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $19,076)            $  3,503,248
--------------------------------------------------------------------------------
Interest                                                                517,833
                                                                   -------------
Total investment income                                               4,021,081

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,125,395
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 414,964
Class B                                                                 387,284
Class C                                                                 253,536
Class N                                                                  44,079
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 293,947
Class B                                                                 111,035
Class C                                                                  70,489
Class N                                                                  38,924
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  56,147
Class B                                                                  22,228
Class C                                                                  11,596
Class N                                                                   1,690
--------------------------------------------------------------------------------
Custodian fees and expenses                                              16,847
--------------------------------------------------------------------------------
Directors' compensation                                                  12,993
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                    59,956
                                                                   -------------
Total expenses                                                        3,921,860
Less reduction to custodian expenses                                    (16,602)
Less waivers and reimbursements of expenses                              (8,862)
                                                                   -------------
Net expenses                                                          3,896,396

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   124,685

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                          32,546,607
Foreign currency transactions                                             2,931
                                                                   -------------
Net realized gain                                                    32,549,538
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                          42,844,538
Translation of assets and liabilities denominated in
foreign currencies                                                      139,770
                                                                   -------------
Net change in unrealized appreciation                                42,984,308

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 75,658,531
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 19 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS             YEAR
                                                                         ENDED            ENDED
                                                                APRIL 30, 2006      OCTOBER 31,
                                                                   (UNAUDITED)             2005
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income (loss)                                    $      124,685    $  (1,948,392)
------------------------------------------------------------------------------------------------
Net realized gain                                                   32,549,538       58,633,132
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               42,984,308      (21,273,522)
                                                                --------------------------------
Net increase in net assets resulting from operations                75,658,531       35,411,218

------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                            (35,134,269)     (20,205,360)
Class B                                                             (8,357,767)      (5,450,917)
Class C                                                             (5,324,328)      (2,913,193)
Class N                                                             (1,754,083)        (840,494)

------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital stock
transactions:
Class A                                                             44,086,650       81,732,028
Class B                                                              3,905,637        9,594,810
Class C                                                              5,632,350       11,963,644
Class N                                                              1,382,628        5,726,757

------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
Total increase                                                      80,095,349      115,018,493
------------------------------------------------------------------------------------------------
Beginning of period                                                476,717,508      361,699,015
                                                                --------------------------------
End of period (including accumulated net investment income
(loss) of $80,682 and $(44,003), respectively)                  $  556,812,857    $ 476,717,508
                                                                ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 20 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                  YEAR
                                                    ENDED                                                                 ENDED
                                           APRIL 30, 2006                                                              OCT. 31,
CLASS A                                       (UNAUDITED)          2005          2004          2003          2002         2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $        27.34     $   26.89     $   23.71     $   19.07     $   20.91     $   33.65
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .04 1        (.05) 1       (.10)         (.09)         (.13)         (.11)
Net realized and unrealized gain (loss)              4.12          2.58          3.45          4.73         (1.25)        (2.59)
                                           --------------------------------------------------------------------------------------
Total from investment operations                     4.16          2.53          3.35          4.64         (1.38)        (2.70)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                (2.89)        (2.08)         (.17)           --          (.46)       (10.04)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $        28.61     $   27.34     $   26.89     $   23.71     $   19.07     $   20.91
                                           ======================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  16.23%         9.80%        14.22%        24.33%        (6.90)%       (9.91)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $      403,031     $ 339,703     $ 252,661     $ 193,955     $ 150,161     $ 154,346
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $      363,994     $ 309,617     $ 225,711     $ 165,906     $ 164,479     $ 161,187
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                         0.30%        (0.19)%       (0.37)%       (0.43)%       (0.61)%       (0.44)%
Total expenses                                       1.30%         1.34%         1.40%         1.56%         1.71%         1.67%
Expenses after payments and waivers and
reduction to custodian expenses                      1.29%         1.34%         1.40%         1.56%         1.71%         1.67%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                39%           89%           61%           74%           75%           80%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.    Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 21 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                  YEAR
                                                    ENDED                                                                 ENDED
                                           APRIL 30, 2006                                                              OCT. 31,
CLASS B                                       (UNAUDITED)          2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $        25.11     $   25.07     $   22.31     $   18.09     $   19.99     $   32.77
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.08) 1       (.28) 1       (.29)         (.22)         (.19)          .05
Net realized and unrealized gain (loss)              3.76          2.40          3.22          4.44         (1.25)        (2.79)
                                           --------------------------------------------------------------------------------------
Total from investment operations                     3.68          2.12          2.93          4.22         (1.44)        (2.74)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                (2.89)        (2.08)         (.17)           --          (.46)       (10.04)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $        25.90     $   25.11     $   25.07     $   22.31     $   18.09     $   19.99
                                           ======================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  15.72%         8.81%        13.22%        23.33%        (7.53)%      (10.48)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $       80,880     $  74,004     $  64,069     $  55,449     $  42,010     $  34,278
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $       78,207     $  73,417     $  60,460     $  46,785     $  42,900     $  27,144
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (0.63)%       (1.10)%       (1.26)%       (1.23)%       (1.30)%       (1.13)%
Total expenses                                       2.22%         2.25%         2.30%         2.43%         2.41%         2.26%
Expenses after payments and waivers and
reduction to custodian expenses                      2.21%         2.25%         2.30%         2.36%         2.41%         2.26%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                39%           89%           61%           74%           75%           80%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.    Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 22 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                                               SIX MONTHS                                                               YEAR
                                                    ENDED                                                              ENDED
                                           APRIL 30, 2006                                                           OCT. 31,
CLASS C                                       (UNAUDITED)          2005          2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $        25.14      $  25.10      $  22.34     $  18.11     $  20.01     $  32.80
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.08) 1       (.27) 1       (.29)        (.14)        (.13)         .11
Net realized and unrealized gain (loss)              3.77          2.39          3.22         4.37        (1.31)       (2.86)
                                           -----------------------------------------------------------------------------------
Total from investment operations                     3.69          2.12          2.93         4.23        (1.44)       (2.75)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Distributions from net realized gain                (2.89)        (2.08)         (.17)          --         (.46)      (10.04)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $        25.94      $  25.14      $  25.10     $  22.34     $  18.11     $  20.01
                                           ===================================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  15.74%         8.80%        13.20%       23.36%       (7.52)%     (10.50)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $       54,219      $ 46,560      $ 34,414     $ 30,510     $ 16,979     $ 10,272
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $       51,200      $ 42,635      $ 32,051     $ 20,901     $ 15,323     $  7,898
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (0.61)%       (1.09)%       (1.26)%      (1.24)%      (1.30)%      (1.13)%
Total expenses                                       2.20%         2.24%         2.31%        2.43%        2.41%        2.26%
Expenses after payments and waivers and
reduction to custodian expenses                      2.19%         2.24%         2.31%        2.36%        2.41%        2.26%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                39%           89%           61%          74%          75%          80%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.    Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 23 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                               YEAR
                                                    ENDED                                                              ENDED
                                           APRIL 30, 2006                                                           OCT. 31,
CLASS N                                       (UNAUDITED)          2005          2004         2003         2002       2001 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $        26.91      $  26.61      $  23.56     $  19.00     $  20.88     $  23.25
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.02) 2       (.16) 2       (.19)        (.15)        (.17)        (.03)
Net realized and unrealized gain (loss)              4.06          2.54          3.41         4.71        (1.25)       (2.34)
                                           -----------------------------------------------------------------------------------
Total from investment operations                     4.04          2.38          3.22         4.56        (1.42)       (2.37)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Distributions from net realized gain                (2.89)        (2.08)         (.17)          --         (.46)          --
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $        28.06      $  26.91      $  26.61     $  23.56     $  19.00     $  20.88
                                           ===================================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  16.03%         9.31%        13.75%       24.00%       (7.10)%     (10.19)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $       18,683      $ 16,451      $ 10,554     $  6,408     $  2,983     $    187
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $       17,794      $ 13,849      $  8,724     $  4,218     $  1,475     $     38
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                 (0.15)%       (0.61)%       (0.78)%      (0.75)%      (0.88)%      (0.96)%
Total expenses                                       1.83%         2.08%         2.20%        1.97%        1.87%        1.75%
Expenses after payments and waivers and
reduction to custodian expenses                      1.73%         1.76%         1.81%        1.87%        1.87%        1.75%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                39%           89%           61%          74%          75%          80%

1.    For the period from March 1, 2001 (inception of offering) to October 31,
      2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.    Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 24 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Capital Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a subadvisory agreemment with Oppenheimer Capital LLC.

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and


                 25 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


                 26 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2006, the Fund's projected benefit obligations were increased by $12,947 and payments of $5,029 were made to retired directors, resulting in an accumulated liability of $46,468 as of April 30, 2006.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At April 30, 2006, the Fund had $13,988 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                 27 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized one billion shares of $0.0001 par value capital stock in aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                              SIX MONTHS ENDED APRIL 30, 2006   YEAR ENDED OCTOBER 31, 2005
                                  SHARES               AMOUNT       SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                           2,178,501        $  60,199,789    5,126,318    $ 139,073,180
Dividends and/or
distributions reinvested       1,216,607           31,765,607      685,289       17,830,853
Redeemed                      (1,734,189)         (47,878,746)  (2,781,682)     (75,172,005)
                              --------------------------------------------------------------
Net increase                   1,660,919        $  44,086,650    3,029,925    $  81,732,028
                              ==============================================================
--------------------------------------------------------------------------------------------
CLASS B
Sold                             348,141        $   8,715,229    1,048,244    $  26,362,973
Dividends and/or
distributions reinvested         332,566            7,888,476      211,813        5,102,574
Redeemed                        (504,936)         (12,698,068)    (868,351)     (21,870,737)
                              --------------------------------------------------------------
Net increase                     175,771        $   3,905,637      391,706    $   9,594,810
                              ==============================================================
--------------------------------------------------------------------------------------------
CLASS C
Sold                             289,333        $   7,205,890      752,642    $  18,936,146
Dividends and/or
distributions reinvested         203,470            4,832,409      110,036        2,654,047
Redeemed                        (254,363)          (6,405,949)    (381,897)      (9,626,549)
                              --------------------------------------------------------------
Net increase                     238,440        $   5,632,350      480,781    $  11,963,644
                              ==============================================================
--------------------------------------------------------------------------------------------
CLASS N
Sold                             113,182        $   3,063,733      306,714    $   8,253,911
Dividends and/or
distributions reinvested          64,913            1,664,380       32,272          829,719
Redeemed                        (123,416)          (3,345,485)    (124,402)      (3,356,873)
                              --------------------------------------------------------------
Net increase                      54,679        $   1,382,628      214,584    $   5,726,757
                              ==============================================================


                 28 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2006, were as follows:

                                                        PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                                $190,568,198   $189,759,488

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

                    FEE SCHEDULE
                    -----------------------------------------
                    Up to $400 million of net assets    0.85%
                    Next $400 million of net assets     0.80
                    Next $400 million of net assets     0.75
                    Next $400 million of net assets     0.65
                    Next $400 million of net assets     0.60
                    Over $2.0 billion of net assets     0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Oppenheimer Capital LLC (the "Sub-Advisor") to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of February 28, 1997, and remaining 120 days later, plus 30% of the fee collected by the Manager on assets in excess of that amount. In each case the fee is calculated after any waivers of the Manager's fee from the Fund. For the six months ended April 30, 2006, the Manager paid $774,944 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2006, the Fund paid $504,489 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                 29 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2006 for Class B, Class C and Class N shares were $783,801, $557,631 and $245,471, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
April 30, 2006   $     138,269   $       2,659   $      63,265   $       4,489   $       2,937
----------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended April 30, 2006, OFS waived $8,862 for Class N shares. This undertaking may be amended or withdrawn at any time.


                 30 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of April 30, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.


                 31 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 32 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's advisory and sub-advisory agreements (the "Agreements"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager and Oppenheimer Capital LLC (the "Sub-Adviser") provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's and Sub-Adviser's services, (ii) the investment performance of the Fund, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates and the Sub-Adviser, including an analysis of the cost of providing services by the Manager and its affiliates, (v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager and Sub-Adviser from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager and the Sub-Adviser.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund by the Manager, the Sub-Adviser and their affiliates and information regarding the personnel that provide such services. The Manager's duties include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment. The Sub-Adviser provides the Fund with the services of the portfolio manager and the Sub-Adviser's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments, and securities trading services.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's and Sub-Adviser's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of


                 33 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided by the Sub-Adviser, the Board considered the experience of Louis P. Goldstein and the Sub-Adviser's investment team and analysts. Mr. Goldstein is employed by the Sub-Adviser and has had over 23 years of experience managing equity investments. The Board members also considered their experiences with the Manager through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreements as a result of the Manager's and Sub-Adviser's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE FUND. During the year, the Manager provided information on the investment performance of the Fund at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other multi-cap value funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year and ten-year performance were below its peer group average. However its three-year and five-year performance were better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other multi-cap value funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were lower than its peer group average although its actual management fees was higher than its peer group median. The Board noted that the Manager, not the Fund, pays the Sub-Adviser's fee under the sub-advisory agreement.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those


                 34 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

economies of scale benefit the Fund shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund's breakpoints are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER AND SUB-ADVISER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the fee paid to the Sub-Adviser, the costs associated with the other personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager and the Sub-Adviser must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager and the Sub-Adviser, the Board considered information regarding the direct and indirect benefits the Manager and the Sub-Adviser receive as a result of their relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager and Sub-Adviser in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager and the Sub-Adviser within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager and the Sub-Adviser are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreements for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreements, including the management fee, in light of all of the surrounding circumstances.


                 35 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

   o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

   o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

   o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

   o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

   The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Capital Value Fund, Inc.

By:   /s/ JOHN V. MURPHY
      -------------------------------
      John V. Murphy
      Principal Executive Officer
Date: June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ JOHN V. MURPHY
      -------------------------------
      John V. Murphy
      Principal Executive Officer
Date: June 15, 2006

By:   /s/ BRIAN W. WIXTED
      -------------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: June 15, 2006